FORUM REAL ESTATE INCOME FUND

Schedule of Investments

As of September 30, 2024 (Unaudited)

Units/Shares		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 11.5%
	REAL ESTATE COMMON EQUITY — 0.6%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	N/A	$1,000,000
	REAL ESTATE PREFERRED EQUITY — 10.9%
4,093,268	Dawson Forest(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	04/02/29	4,110,143
1,054,670	IOTA Multifamily Development(a),(b)	Cash: 6.000%, PIK: 6.250%	12.250	04/01/25	1,051,417
317,114	The Marlowe Preferred Equity(a),(b)	Cash: 5.000%, PIK: 10.000%	15.000	02/09/27	317,114
6,082,692	The Villas at Sundance(a),(b)	Cash: 6.500%, PIK: 6.500%	13.000	06/17/29	6,082,692
5,545,989	Zephyr Preferred Equity(a),(b),(d)	Cash: 7.000%, PIK: 1-Month
		Term SOFR + 5.000%	17.097	06/14/27	5,545,989
					17,107,355
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $18,033,384)				18,107,355

Principal Amount ($)
	PRIVATE INVESTMENTS - MEZZANINE LOANS — 9.4%
402,056	Advantis MCA FV, LLC(a),(b),(d),(e),(f)	1-Month Term SOFR + 11.900%; 1-Month Term
		SOFR floor 1.530%	16.997	07/22/25	402,055
374,765	Advantis MCA Harbor, LLC(a),(b),(d),(e),(f)	1-Month Term SOFR +
		11.900%; 1-Month Term SOFR floor 3.480%	16.997	04/18/25	374,765
2,220,009	FCREIF Nimbus Everett(a),(b),(g)	N/A	12.000	06/23/25	2,213,482
1,654,822	Lexington So Totowa, LLC(a),(b),(d),(h)	Cash: 1-Month Term SOFR +
		11.250%	16.347	12/31/24	1,654,822
5,457,362	Royal Urban Renewal, LLC(a),(b),(f),(i)	Cash: 6.500%, PIK: 5.500%	12.000	11/01/24	5,184,494
1,769,754	Royal Urban Renewal, LLC(a),(b),(i)	Cash: 6.500%, PIK: 5.500%	12.000	11/01/24	1,681,267
3,312,191	Trent Development - Kerf Apartments Loan(a),(b)	Cash: 6.000%, PIK: 6.000%	12.000	06/23/25	3,298,396
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS
	(Cost $15,147,134)				14,809,281
	PRIVATE INVESTMENTS - SENIOR LOANS — 5.8%
8,877,202	UM Senior Land Loan(a),(b)	N/A	13.000	03/05/25	9,043,438
	TOTAL PRIVATE INVESTMENTS - SENIOR LOANS
	(Cost $8,829,866)				9,043,438
	COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS") — 87.9%
	AGENCY CMBS — 12.3%
5,410,224	FREMF 2017-K729 Mortgage Trust - Class D(j),(k)	N/A	0.000	11/25/49	5,294,781
17,824,385	FREMF 2017-K729 Mortgage Trust - Class X2A(j)	N/A	0.100	11/25/49	43
13,613,991	FREMF 2017-K729 Mortgage Trust - Class X2B(j)	N/A	0.100	11/25/49	740
3,293,687	FREMF 2018-KSW4 Mortgage Trust(d)	SOFR30A + 5.114%	10.461	10/25/28	2,992,618
1,869,595	FREMF 2019-KF70 Mortgage Trust(d),(j)	SOFR30A + 6.114%	11.461	09/25/29	1,833,065
3,173,896	FREMF 2020-KF95 Mortgage Trust(d),(j)	SOFR30A + 9.000%	14.347	12/25/30	3,157,731
3,883,005	FREMF 2020-KJ32 Mortgage Trust(d),(j)	N/A	7.000	11/25/33	3,475,258
2,528,843	FREMF 2021-KF98 Mortgage Trust(d),(j)	SOFR30A + 8.500%	13.847	12/25/30	2,511,533
					19,265,769
	NON-AGENCY CMBS — 75.6%
4,000,000	2023-MIC Trust(d),(j),(l)	N/A	9.863	12/05/38	4,406,283

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
3,820,000	BAMLL Commercial Mortgage Securities Trust 2015-200P(d),(j)	N/A	3.716	04/14/33	$3,670,925
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XA(d),(j)	N/A	0.879	08/14/34	189,126
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XB(d),(j)	N/A	0.327	08/14/34	33,570
48,227,618	BBCMS Trust 2015-VFM(d),(j)	N/A	0.332	03/12/36	129,023
5,370,000	BPR Trust 2022-OANA(d),(j),(l)	1-Month Term SOFR + 3.695%	8.792	04/15/37	5,391,432
4,015,817	BX Commercial Mortgage Trust 2021-SOAR(d),(j)	1-Month Term SOFR + 3.864%	8.961	06/15/38	3,981,249
3,711,454	BX Commercial Mortgage Trust 2021-VINO(d),(j)	1-Month Term SOFR + 4.067%	9.164	05/15/38	3,670,866
2,033,069	BX Commercial Mortgage Trust 2021-VOLT - Class D(d),(j),(l)	1-Month Term SOFR + 1.764%	6.861	09/15/36	2,013,602
3,850,000	BX Commercial Mortgage Trust 2021-VOLT - Class F(d),(j)	1-Month Term SOFR + 2.514%	7.611	09/15/36	3,826,095
510,985	BX Commercial Mortgage Trust 2021- VOLT - Class G(d),(j)	1-Month Term SOFR + 2.964%	8.061	09/15/36	502,121
2,158,952	BX Commercial Mortgage Trust 2021-XL2(d),(j)	1-Month Term SOFR + 2.957%	8.054	10/15/38	2,136,792
6,000,000	BX Commercial Mortgage Trust 2024-AIRC(d),(j),(l)	1-Month Term SOFR + 3.089%	8.186	08/15/39	6,037,469
6,000,000	BX Trust 2021-ARIA(d),(j)	1-Month Term SOFR + 3.257%	8.354	10/15/36	5,894,700
5,252,169	BX Trust 2021-BXMF(d),(j)	1-Month Term SOFR + 3.464%	8.561	10/15/26	5,064,687
2,272,900	BX Trust 2021-MFM1(d),(j)	1-Month Term SOFR + 4.014%	9.111	01/15/34	2,220,239
2,955,596	BX Trust 2022-FOX2(d),(j)	1-Month Term SOFR + 2.959%	8.056	04/15/39	2,934,676
2,000,000	BX Trust 2022-LBA6(d),(j)	1-Month Term SOFR + 4.200%	9.297	01/15/39	1,978,576
2,719,954	BX Trust 2024-CNYN(d),(j),(l)	1-Month Term SOFR + 2.690%	7.787	04/15/41	2,728,084
4,622,838	BX Trust 2024-XL5(d),(j),(l)	1-Month Term SOFR + 1.940%	7.037	03/15/41	4,611,895
2,000,000	BXHPP Trust 2021-FILM - Class E(d),(j)	1-Month Term SOFR + 2.114%	7.211	08/15/36	1,808,168
4,000,000	CSMC 2021-BHAR(d),(j)	1-Month Term SOFR + 3.614%	8.711	11/15/38	3,945,572
6,350,000	DROP Mortgage Trust 2021-FILE(d),(j),(l)	1-Month Term SOFR + 1.264%	6.361	10/15/43	6,022,911
3,000,000	Great Wolf Trust 2024-WOLF(d),(j),(l)	1-Month Term SOFR + 2.890%	7.987	03/15/39	3,010,932
2,800,000	Great Wolf Trust 2024-WOLF(d),(j)	1-Month Term SOFR + 2.939%	8.036	05/15/41	2,815,722
2,500,000	Hudson's Bay Simon JV Trust 2015-HBS - Class A10(j),(l)	N/A	4.154	08/05/34	2,406,315
3,000,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B10(j)	N/A	4.906	08/05/34	2,807,523
1,667,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B7(j),(l)	N/A	4.666	08/05/34	1,548,953
1,320,000	Hudson's Bay Simon JV Trust 2015-HBS - Class C10(d),(j)	N/A	5.629	08/05/34	1,121,406
3,703,242	ILPT Commercial Mortgage Trust 2022-LPF2(d),(j)	1-Month Term SOFR + 5.940%	11.037	10/15/39	3,567,196
4,000,000	Life 2022-BMR Mortgage Trust(d),(j),(l)	1-Month Term SOFR + 2.541%	7.638	05/15/39	3,730,696
2,350,000	MKT 2020-525M Mortgage Trust(d),(j)	N/A	3.039	02/12/40	1,286,839

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount ($)		Reference Rate & Spread	Coupon Rate (%)	Maturity	Fair Value
1,800,000	Morgan Stanley Capital I Trust 2019-MEAD(d),(j)	N/A	3.283	11/10/36	$1,687,756
3,000,000	MTN Commercial Mortgage Trust 2022-LPFL - Class B(d),(j),(l)	1-Month Term SOFR + 1.899%	6.996	03/15/39	2,983,068
1,500,000	MTN Commercial Mortgage Trust 2022-LPFL - Class F(d),(j)	1-Month Term SOFR + 5.288%	10.385	03/15/39	1,428,851
2,659,051	OPEN Trust 2023-AIR(d),(j)	1-Month Term SOFR + 9.429%	14.526	10/15/28	2,691,500
5,000,000	SMRT 2022-MINI - Class F(d),(j)	1-Month Term SOFR + 3.350%	8.447	01/15/39	4,733,665
8,000,000	STWD Trust 2021-FLWR(d),(j)	1-Month Term SOFR + 2.787%	7.884	07/15/36	7,930,816
3,407,000	VASA Trust 2021-VASA(d),(j)	1-Month Term SOFR + 4.014%	9.111	07/15/39	1,822,745
354,000	Worldwide Plaza Trust 2017-WWP(d),(j)	N/A	3.715	11/10/36	20,801
					118,792,845
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $137,194,726)				138,058,614

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS — 1.2%
1,884,979	Fidelity Treasury Portfolio - Institutional Class, 4.78%(m)	1,884,979
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,884,979)	1,884,979
	TOTAL INVESTMENTS — 115.8%
	(Cost $181,090,089)	$181,903,667
	TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS – (15.8)%	(24,842,780)
	TOTAL NET ASSETS – 100.0%	$157,060,887

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (17.6)%
(1,724,000)	Lucid Management Reverse Repo DAL Trust	6.411	10/17/24	(1,724,000)
(1,080,000)	Lucid Management Reverse Repo PBC Trust	6.311	10/17/24	(1,080,000)
(1,731,000)	Lucid Management Reverse Repo PBN Trust	5.995	10/17/24	(1,731,000)
(1,443,000)	Lucid Management Reverse Repo VAL Trust	6.261	10/17/24	(1,443,000)
(2,329,000)	Royal Bank Canada Reverse Repo CAG Trust	6.040	10/11/24	(2,329,000)
(2,561,000)	Royal Bank Canada Reverse Repo DAJ Trust	6.140	11/08/24	(2,561,000)
(2,999,000)	Royal Bank Canada Reverse Repo GAC Trust	6.650	11/07/24	(2,999,000)
(3,201,000)	Royal Bank Canada Reverse Repo GAE Trust	6.040	12/24/24	(3,201,000)
(1,891,000)	Royal Bank Canada Reverse Repo HAG Trust	6.040	10/11/24	(1,891,000)
(2,099,000)	Royal Bank Canada Reverse Repo MAG Trust	5.740	10/07/24	(2,099,000)
(2,262,000)	Royal Bank Canada Reverse Repo WAC Trust	5.740	10/03/24	(2,262,000)
(4,370,000)	Royal Bank Canada Reverse Repo YAA Trust	5.790	10/07/24	(4,370,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $(27,690,000))			$(27,690,000)

LLC - Limited Liability Company

PIK - Payment In Kind

SOFR – Secured Overnight Financing Rate

SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Summary of Investments (Continued)

As of September 30, 2024 (Unaudited)

(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 26.72% of Net Assets. The total value of these securities is $41,960,074. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

(b) The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 26.72% of Net Assets. The total value of these securities is $41,960,074.

(c) Non-income producing security.

(d) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on September 30, 2024.

(e) Cash portion of interest is included in principal of loans.

(f) Interest on loans funded from interest reserve.

(g) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC. Effective August 31, 2023, payments are received in 100% cash. Prior to August 31, 2023, payments were made as 6% cash and 6% PIK.

(h) Security is in default.

(i) Security is in default at September 30, 2024. An additional 9.00% penalty interest rate will be applied until security is no longer in default.

(j) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $135,065,996, which represents 86.00% of total net assets of the Fund.

(k) Zero-coupon bond purchased at a discount.

(l) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at September 30, 2024 was $35,444,616.

(m) Rate disclosed is the seven-day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Forum Real Estate Income Fund

Notes to the Schedule of Investments

September 30, 2024 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2024, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	% of Net Assets
Advantis MCA FV, LLC	7/22/2022	402,056	$395,253	$402,055	0.26%
Advantis MCA Harbor, LLC	10/18/2022	374,765	371,379	374,765	0.24%
CRIMSON Devco, LLC	12/17/2021	40	1,000,000	1,000,000	0.64%
Dawson Forest	4/25/2024	4,093,268	4,093,268	4,110,143	2.62%
FCREIF Nimbus Everett	8/31/2021	2,220,009	2,208,909	2,213,482	1.41%
IOTA Multifamily Development	3/31/2022	1,054,670	1,053,525	1,051,417	0.67%
Lexington So Totowa, LLC	5/20/2022	1,654,822	1,644,736	1,654,822	1.05%
Royal Urban Renewal, LLC	5/30/2024	1,769,754	1,769,754	1,681,267	1.07%
Royal Urban Renewal, LLC	9/29/2021	5,457,362	5,457,362	5,184,494	3.30%
The Marlowe Preferred Equity	9/25/2024	317,114	297,230	317,114	0.20%
The Villas at Sundance	6/13/2024	6,082,692	6,082,692	6,082,692	3.87%
Trent Development - Kerf Apartments Loan	9/23/2021	3,312,191	3,299,741	3,298,396	2.10%
UM Senior Land Loan	3/6/2024	8,877,202	8,829,866	9,043,438	5.76%
Zephyr Preferred Equity	6/15/2023	5,545,989	5,506,669	5,545,989	3.53%
		41,161,934	$42,010,384	$41,960,074	26.72%